Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	93 Months Ended	112 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000209942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Media Mogul Fund - Class I
C000209943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class I
C000236315
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Pet Parents’ Fund - Class A
Average Annual Return, Percent	(11.52%)	(3.35%)	(2.26%)	4.66%
Without Sales Load [Member] | C000209942
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%	26.36%	(0.83%)		2.27%
Without Sales Load [Member] | C000209943
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.06%)	2.79%	(0.89%)	5.60%
Without Sales Load [Member] | C000236315
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.12%)	2.54%	(1.10%)	5.46%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	17.80%	12.06%		14.31%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	17.80%	12.06%	13.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)	17.80%	12.06%	13.50%
MSCI AC World Communication Services Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.67%)	25.68%	8.46%		10.57%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%	25.72%	3.77%	6.55%
S&P 500 Consumer Staples
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	6.31%	8.53%	10.51%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%	25.72%	3.77%	6.55%
S&P 500 Consumer Staples
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	6.31%	8.53%	10.51%